World Omni Auto Receivables Trust 2012-B		Exhibit 99.1
Monthly Servicer Certificate
July 31, 2014

Dates Covered
Collections Period	07/01/14 - 07/31/14
Interest Accrual Period	07/15/14 - 08/14/14
30/360 Days	30
Actual/360 Days	31
Distribution Date	08/15/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/14	309,986,776.76	20,249
Yield Supplement Overcollateralization Amount at 06/30/14	4,770,334.40	0
Receivables Balance at 06/30/14	314,757,111.16	20,249
Principal Payments	14,209,715.80	589
Defaulted Receivables	516,481.65	26
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/14	4,431,649.34	0
Pool Balance at 07/31/14	295,599,264.37	19,634

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Delinquent Receivables:
Past Due 31-60 days	4,990,223.20	364
Past Due 61-90 days	1,347,599.42	89
Past Due 91 + days	140,771.09	9
Total	6,478,593.71	462

Total 31+ Delinquent as % Ending Pool Balance	2.19%

Recoveries	407,573.65

Aggregate Net Losses/(Gains) - July 2014	108,908.00

Overcollateralization Target Amount	13,301,966.90
Actual Overcollateralization	13,301,966.90

Weighted Average APR	3.47%
Weighted Average APR, Yield Adjusted	4.53%
Weighted Average Remaining Term	42.08

Flow of Funds	$ Amount

Collections	15,449,670.13
Advances	(4,749.25)
Investment Earnings on Cash Accounts	2,085.00
Servicing Fee	(262,297.59)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,184,708.29

Distributions of Available Funds
(1) Class A Interest	161,114.32
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	438,107.44
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,301,966.90
(7) Distribution to Certificateholders	1,270,850.86
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,184,708.29

Servicing Fee	262,297.59
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 07/15/14	296,037,371.81
Principal Paid	13,740,074.34
Note Balance @ 08/15/14	282,297,297.47

Class A-1
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-2
Note Balance @ 07/15/14	0.00
Principal Paid	0.00
Note Balance @ 08/15/14	0.00
Note Factor @ 08/15/14	0.0000000%

Class A-3
Note Balance @ 07/15/14	174,180,371.81
Principal Paid	13,740,074.34
Note Balance @ 08/15/14	160,440,297.47
Note Factor @ 08/15/14	91.1592599%

Class A-4
Note Balance @ 07/15/14	107,515,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	107,515,000.00
Note Factor @ 08/15/14	100.0000000%

Class B
Note Balance @ 07/15/14	14,342,000.00
Principal Paid	0.00
Note Balance @ 08/15/14	14,342,000.00
Note Factor @ 08/15/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	173,783.09
Total Principal Paid	13,740,074.34
Total Paid	13,913,857.43

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	88,541.69
Principal Paid	13,740,074.34
Total Paid to A-3 Holders	13,828,616.03

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2541220
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.0920285
Total Distribution Amount	20.3461505

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.5030778
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	78.0686042
Total A-3 Distribution Amount	78.5716820

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	31.89
Noteholders' Principal Distributable Amount	968.11

Account Balances	$ Amount

Advances
Balance as of 06/30/14	57,566.34
Balance as of 07/31/14	52,817.09
Change	(4,749.25)

Reserve Account
Balance as of 07/15/14	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 08/15/14	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36